Schedule of Investments - March 31, 2022
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United States	58.32%
United Kingdom	10.45%
Canada	6.42%
France	5.93%
Netherlands	3.75%
Switzerland	3.00%
Sweden	2.18%
Japan	2.16%
Puerto Rico	1.86%
Germany	1.24%
Italy	1.17%
Mexico	0.97%
Australia	0.91%
Short-term securities and other assets in excess of liabilities	1.64%
* Based on country of risk.

		Shares
COMMON STOCKS - 98.36%		Held	Value
COMMUNICATION SERVICES - 7.91%
Interactive Media & Services - 3.27%
Alphabet, Inc. (a)		450	$1,251,607

Media - 3.05%
Discovery, Inc. (a)		31,050	775,319
News Corp.		17,600	389,840
			1,165,159
Wireless Telecommunication Services - 1.59%
Vodafone Group PLC - ADR		36,572	607,827
TOTAL COMMUNICATION SERVICES			3,024,593

CONSUMER DISCRETIONARY - 7.35%
Auto Components - 1.68%
Magna International, Inc.		10,011	643,808

Automobiles - 2.53%
General Motors Company (a)		22,145	968,622

Hotels, Restaurants & Leisure - 3.14%
Accor SA (a) (v)		27,000	869,925
Booking Holdings, Inc. (a)		140	328,783
			1,198,708
TOTAL CONSUMER DISCRETIONARY			2,811,138

CONSUMER STAPLES - 3.93%
Beverages - 1.72%
Heineken Holding NV (v)		8,387	656,733

Food Products - 0.97%
Gruma SAB de CV		29,600	371,138

Household Products - 1.24%
Henkel AG & Company KGaA (v)		7,200	475,236
TOTAL CONSUMER STAPLES			1,503,107

ENERGY - 10.08%
Energy Equipment & Services - 2.47%
NOV, Inc.		48,069	942,633

Oil, Gas & Consumable Fuels - 7.61%
Cenovus Energy, Inc.		48,600	810,162
Hess Corp.		6,000	642,240
Marathon Oil Corp.		18,300	459,513
Suncor Energy, Inc.		30,700	999,472
			2,911,387
TOTAL ENERGY			3,854,020

FINANCIALS - 24.58%
Banks - 12.43%
ABN AMRO Bank NV (r) (v)		24,400	311,585
BNP Paribas SA (v)		6,956	397,500
Citigroup, Inc.		22,004	1,175,014
ING Groep NV (v)		44,456	464,165
Popular, Inc.		8,700	711,138
Societe Generale SA (v)		10,493	281,291
UniCredit SpA (v)		36,500	393,755
Wells Fargo & Company		21,030	1,019,114
			4,753,562
Capital Markets - 5.17%
The Bank of New York Mellon Corp.		7,300	362,299
Credit Suisse Group AG (v)		145,579	1,146,015
The Goldman Sachs Group, Inc.		1,424	470,062
			1,978,376
Diversified Financial Services - 1.47%
Berkshire Hathaway, Inc. (a)		1,594	562,539

Insurance - 5.51%
American International Group, Inc.		20,369	1,278,562
Tokio Marine Holdings, Inc. (v)		14,200	826,344
			2,104,906
TOTAL FINANCIALS			9,399,383

HEALTH CARE - 7.91%
Health Care Equipment & Supplies - 1.02%
Medtronic PLC		3,500	388,325

Health Care Providers & Services - 5.90%
Anthem, Inc.		2,715	1,333,662
CVS Health Corp.		9,100	921,011
			2,254,673
Pharmaceuticals - 0.99%
GlaxoSmithKline PLC - ADR		8,719	379,800
TOTAL HEALTH CARE			3,022,798

INDUSTRIALS - 19.41%
Aerospace & Defense - 6.27%
Airbus SE (v)		4,400	530,944
Babcock International Group PLC (a) (v)		135,400	574,897
BAE Systems PLC (v)		117,359	1,102,169
Safran SA (v)		1,600	188,378
			2,396,388
Air Freight & Logistics - 3.33%
FedEx Corp.		2,600	601,614
Royal Mail PLC (v)		156,187	671,079
			1,272,693
Airlines - 0.91%
Qantas Airways Ltd. (a) (v)		90,200	348,770

Industrial Conglomerates - 4.31%
General Electric Company		18,034	1,650,111

Machinery - 3.71%
CNH Industrial NV		41,582	659,490
Cummins, Inc.		3,429	703,322
Iveco Group NV (a) (v)		8,316	54,328
			1,417,140
Road & Rail - 0.88%
AMERCO		562	335,480
TOTAL INDUSTRIALS			7,420,582

INFORMATION TECHNOLOGY - 16.86%
Communications Equipment - 6.72%
F5, Inc. (a)		8,300	1,734,285
Telefonaktiebolaget LM Ericsson - ADR		91,172	833,312
			2,567,597
Electronic Equipment, Instruments & Components - 0.82%
Corning, Inc.		8,473	312,739

IT Services - 3.03%
Euronet Worldwide, Inc. (a)		8,900	1,158,335

Semiconductors & Semiconductor Equipment - 0.77%
Micron Technology, Inc.		3,800	295,982

Software - 5.52%
Microsoft Corp.		2,663	821,029
Oracle Corp.		15,575	1,288,520
			2,109,549
TOTAL INFORMATION TECHNOLOGY			6,444,202

REAL ESTATE - 0.33%
Equity Real Estate Investment Trusts - 0.33%
Seritage Growth Properties (a)		9,943	125,878
TOTAL REAL ESTATE			125,878

Total common stocks (Cost $31,458,816)			37,605,701
Total long-term investments (Cost $31,458,816)			37,605,701
		Principal
SHORT-TERM INVESTMENTS - 1.37%		Amount
Time Deposits - 1.37%
Barclays PLC, 0.15%, 04/01/2022*		$522,778	522,778
Total short-term investments (Cost $522,778)			522,778

Total investments - 99.73% (Cost $31,981,594)			38,128,479

Other assets in excess of liabilities - 0.27%			105,072

Net assets - 100.00%			$38,233,551

(a) -	Non-income producing security.
(r) -
Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $311,585, which represented 0.81% of net assets.

(v) -
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $9,293,114, which represented 24.31% of net assets.  See Security Valuation below.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$28,312,587
Time Deposits	522,778
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	869,925
Consumer Staples	1,131,969
Financials	3,820,655
Industrials	3,470,565
Level 3 --- Significant unobservable inputs	-

Total Investments	$38,128,479

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.